Consolidated Statements of Financial Position	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Non-current assets
Plant and equipment	RM 14,253,818	$ 3,188,488	RM 11,047,078
Right-of-use assets	170,026	38,034	225,282
Total non-current assets	14,423,844	3,226,522	11,272,360
Current assets
Trade receivables, net	8,409,351	1,881,118	1,990,414
Other receivables	2,867,160	641,366	6,076,074
Cash and short term deposits	1,654,146	370,022	1,959,780
Total current assets	12,930,657	2,892,506	10,026,268
Total assets	27,354,501	6,119,028	21,298,628
Current liabilities
Trade payables			423,787
Amount due to shareholder			886
Amount due to director			137,181
Other payables	1,172,737	262,334	692,841
Deferred revenue			2,691,244
Provisions	441,353	98,727	494,280
Tax payable	3,918,926	876,639	1,632,210
Lease liabilities	52,768	11,804	46,994
Bank overdraft	104,587	23,395	1,064,530
Bank borrowings	736,481	164,746	583,313
Total current liabilities	6,426,852	1,437,645	7,767,266
Non-current liabilities
Lease liabilities	109,809	24,564	162,577
Bank borrowings	2,526,234	565,102	2,326,156
Deferred tax liabilities	907,405	202,981	823,938
Total non-current labilities	3,543,448	792,647	3,312,671
Total liabilities	9,970,300	2,230,292	11,079,937
Equity
Share capital, 10,800,000 common shares issued and outstanding with no par value, unlimited authorized share	1,145,780	256,304	1,145,780
Reserves	3,280,388	733,802	3,280,388
Retained earnings	12,365,963	2,766,188	5,439,549
Shareholders’ equity	16,792,131	3,756,294	9,865,717
Non-controlling interest	592,070	132,442	352,974
Total equity	17,384,201	3,888,736	10,218,691
Total liabilities and equity	RM 27,354,501	$ 6,119,028	RM 21,298,628